Long-term Investments - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 USD ($)	Jul. 31, 2018 CNY (¥)
Summary Of Investment Holdings [Line Items]
Equity investments without readily determinable fair value	¥ 1,812,810		¥ 1,761,487	$ 260,394
Accumulated impairment of equity investments without readily determinable fair value	181,274		31,500	26,038
Impairment charges recognized on equity investments without readily determinable fair values	169,374	$ 24,329	0
Equity method investments	¥ 663,376		¥ 810,553	95,288
Held-to-maturity debt securities maturity period	2 years	2 years
Long-term debt securities, held-to-maturity	¥ 494,373	$ 71,012
Carrying value of long-term held-to-maturity debt securities	495,710			71,204
Unrecognized holding loss	4,911			705
Fair value of long-term debt securities, held-to-maturity	490,799			70,499
Gross unrecognized holding gain	¥ 0			$ 0
Beijing Xin'ai Sports Media Technology co., LTD
Summary Of Investment Holdings [Line Items]
Equity method investment, ownership percentage	26.00%			26.00%	32.00%
Equity method investments					¥ 796,000
Basis differences and investment goodwill					¥ 609,502